FAIR VALUE MEASUREMENTS - Schedule of Fair Value Measurements (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account	$ 556,498,479	$ 550,800,038	$ 523,038,352
Fair Value, Inputs, Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account	$ 556,498,479	$ 550,800,038	$ 523,038,352